Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable and Other Accounts Receivable (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	₩ 1,778	₩ 3,322	₩ 1,281
(Reversal of) bad debt expense	227	(480)	2,041
Write-off		(1,064)
Balance at the end of the year	2,005	1,778	3,322
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	1,047	460	477
(Reversal of) bad debt expense	157	587	(17)
Balance at the end of the year	₩ 1,204	₩ 1,047	₩ 460